UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments
January 31, 2013 (Unaudited)

		Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%	$-
	Other Assets in Excess of Liabilities - 100.0% (a)	64,463,813
	TOTAL NET ASSETS - 100.0%	$64,463,813

Percentages are stated as a percent of net assets.
(a) $290,218 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
January 31, 2013 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
219	Cotton No.2 Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $9,083,025)	$1,242,739

49	Gasoline RBOB Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $6,239,239)	619,250

85	Gold Futures
	Expiring June 2013 (Underlying Face Amount at Market Value $14,144,850)	(285,111)

63	Heating Oil Futures
	Expiring April 2013 (Underlying Face Amount at Market Value $8,219,799)	75,630

36	Silver Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $5,643,180)	(311,203)

		$1,341,305

Direxion/Wilshire Dynamic Fund
Schedule of Investments
January 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 86.5%
6,771	iShares Barclays TIPS Bond Fund	$817,801
13,170	iShares MSCI China Index Fund	652,969
14,813	iShares MSCI Emerging Markets Index Fund	655,031
196,631	iShares MSCI Japan Index Fund	1,960,411
20,082	iShares MSCI Pacific ex-Japan Index Fund	979,801
132,604	iShares MSCI United Kingdom Index Fund	2,449,196
6,457	iShares Russell 2000 Growth Index Fund	656,289
8,196	iShares Russell 2000 Value Index Fund	655,762
83,310	iShares S&P Europe 350 Index Fund	3,424,041
43,118	iShares S&P GSCI Commodity Indexed Trust (b)	1,478,516
35,534	iShares Core Total U.S. Bond Market ETF	3,922,598
6,284	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	653,850
64,276	PowerShares Emerging Markets Sovereign Debt Portfolio	1,953,990
25,983	PowerShares Senior Loan Portfolio	653,213
39,914	SPDR Barclays High Yield Bond ETF	1,629,289
48,670	SPDR Barclays International Treasury Bond ETF	2,941,615
17,301	SPDR Dow Jones REIT ETF	1,305,706
11,690	Vanguard Global ex-U.S. Real Estate ETF	653,706
12,516	Vanguard High Dividend Yield ETF	652,960
	TOTAL INVESTMENT COMPANIES (Cost $26,130,149)	$28,096,744

	TOTAL INVESTMENTS (Cost $26,130,149) - 86.5%	$28,096,744
	Other Assets in Excess of Liabilities - 13.5% (a)	4,394,796
	TOTAL NET ASSETS - 100.0%	$32,491,540

Percentages are stated as a percent of net assets.
(a) $3,070,000 of cash is pledged as collateral for swap contracts.
(b) Non-income producing security.

Long Equity Swap Contracts
January 31, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	23,933	$1,568,513	(0.51%)	3/14/2013	$120,721
Credit Suisse Capital, LLC	iShares Russell 1000 Value Index Fund	25,315	1,774,988	(0.51%)	3/14/2013	273,203
		49,248	$3,343,501			$393,924

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Schedule of Investments
January 31, 2013 (Unaudited)
		Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%	$-
	Other Assets in Excess of Liabilities - 100.0% (a)	69,669,075
	TOTAL NET ASSETS - 100.0%	$69,669,075

Percentages are stated as a percent of net assets.
(a) $3,013,985 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
January 31, 2013 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
36	Australian Dollar Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $3,744,000)	$(4,473)

227	Cotton No. 2 Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $9,414,825)	1,048,315

32	Euro FX Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $5,431,200)	132,489

90	Gold Futures
	Expiring June 2013 (Underlying Face Amount at Market Value $14,976,900)	(278,102)

50	Gasoline RBOB Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $6,366,570)	553,230

65	Heating Oil Futures
	Expiring April 2013 (Underlying Face Amount at Market Value $8,480,745)	126,828

38	Silver Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $5,956,690)	(210,316)
		$1,367,971

Short Futures Contracts
January 31, 2013 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
50	British Pound Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $4,954,063)	$(18,025)

61	Canadian Dollar Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $6,109,150)	(52,219)

42	Copper Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $3,918,600)	(153,066)

270	Corn Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $9,996,750)	(525,798)

28	Japanese Yen Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $3,830,750)	324,750

129	Natural Gas Futures
	Expiring January 2014 (Underlying Face Amount at Market Value $5,242,560)	(127,408)

125	Soybean Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $9,178,125)	(427,619)

209	Sugar No. 11 Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $4,396,022)	434,691

139	U.S. 5 Year T-Note Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $17,199,078)	(10,044)

65	U.S. 10 Year T-Note Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $8,533,281)	(4,698)

73	U.S. Dollar Index Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $5,783,489)	78,324

28	U.S. Long T-Bond Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $4,017,125)	(2,056)

190	Wheat Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $7,405,250)	173,655

59	WTI Crude Oil Futures
	Expiring April 2013 (Underlying Face Amount at Market Value $5,779,640)	(418,731)
		$(728,244)

VALUATION MEASUREMENTS (Unaudited)

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2013:

Direxion Indexed Commodity Strategy Fund (Consolidated)
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$1,341,305	$-	$-	$1,341,305

Direxion/Wilshire Dynamic Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies- Equity	$15,524,388	$-	$-	$15,524,388
Investment Companies- Fixed Income	12,572,356	-	-	12,572,356
Other Financial Instruments*	-	393,924	-	393,924

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$639,727	$-	$-	$639,727

* Other financial instruments are derivative instruments, such as futures and swap contracts.  Futures and swap contracts are valued at the unrealized appreciation  (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 securities during the quarter ended January 31, 2013.

For further detail on each asset class, see Schedule of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2013 (Unaudited)
 was as follows*:

	Direxion Indexed Commodity Strategy Fund	Direxion/Wilshire Dynamic Fund	Direxion Indexed Managed Futures Strategy Fund
Cost of investments	$0	$26,338,350	$0
Gross unrealized appreciation	0	2,003,080	0
Gross unrealized depreciation	(0)	(244,686)	(0)
Net unrealized appreciation/(depreciation)	$0	$1,758,394	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title) /s/ Eric W. Falkeis
         Eric W. Falkeis, President

Date             3/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric W. Falkeis
         Eric W. Falkeis, President

Date             3/27/13

By (Signature and Title)* /s/ Patrick J. Rudnick
           Patrick J. Rudnick, Principal Financial Officer

Date             3/27/13

* Print the name and title of each signing officer under his or her signature.